WASATCH FUNDS TRUST

Supplement dated April 28, 2014 to the

Prospectus and Statement of Additional Information each dated January 31, 2014

Investor Class

Wasatch Core Growth Fund® - Investor Class (WGROX)

Wasatch Emerging India Fund™ - Investor Class (WAINX)

Wasatch Emerging Markets Select Fund™ - Investor Class (WAESX)

Wasatch Emerging Markets Small Cap Fund® - Investor Class (WAEMX)

Wasatch Frontier Emerging Small Countries Fund™ – Investor Class (WAFMX)

Wasatch Global Opportunities Fund® - Investor Class (WAGOX)

Wasatch Heritage Growth Fund® - Investor Class (WAHGX)

Wasatch International Growth Fund® - Investor Class (WAIGX)

Wasatch International Opportunities Fund® - Investor Class (WAIOX)

Wasatch Large Cap Value Fund® - Investor Class (FMIEX)

Wasatch Long/Short Fund® - Investor Class (FMLSX)

Wasatch Micro Cap Fund® - Investor Class (WMICX)

Wasatch Micro Cap Value Fund® - Investor Class (WAMVX)

Wasatch Small Cap Growth Fund® - Investor Class (WAAEX)

Wasatch Small Cap Value Fund® - Investor Class (WMCVX)

Wasatch Strategic Income Fund® - Investor Class (WASIX),

Wasatch Ultra Growth Fund® - Investor Class (WAMCX)

Wasatch World Innovators Fund® - Investor Class (WAGTX)

Wasatch–1st Source Income Fund® - Investor Class (FMEQX)

Wasatch-Hoisington U.S. Treasury Fund® - Investor Class (WHOSX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus and Statement of Additional Information for Investor Class shares, each dated January 31, 2014. You should retain this Supplement, the Prospectus and Statement of Additional Information for future reference. Additional copies of the Prospectus and Statement of Additional Information may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective at the close of market on May 9, 2014, the Frontier Emerging Small Countries Fund is closed to new investors with the exception of: (1) investors who purchase shares directly from Wasatch Funds (2) clients of investment advisors with discretionary investment allocation programs where such advisors and programs had investments in the Frontier Emerging Small Countries Fund prior to the close of business on May 9, 2014, (3) retirement plans and their participants where such plans had investments in the Fund prior to the close of business on May 9, 2014.

As described in more detail in the Statement of Additional Information, the Advisor retains the right to make exceptions to any action taken to close a Fund or limit inflows into a Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE